COMPENSATION OF KEY MANAGEMENT PERSONNEL - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 CAD ($) officer director	Mar. 31, 2024 CAD ($) officer director
Related party transactions [abstract]
Number of non-employee directors | director	12	12
Number of executive officers | officer	8	5
Executive management transition costs	$ 8.3
Costs related to the CEO's terms of departure	6.3	$ 0.0
Other costs, primarily external advisor fees	2.0
Compensation earned by non-employee directors	$ 3.9	$ 3.3